Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Aug. 31, 2014	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
C000029067
Account Value [Line Items]
Line Graph and Table Measure Name	CM Advisors Fixed Income Fund
Account Value	$ 10,000	$ 12,720	$ 11,414	$ 11,078	$ 11,282	$ 11,030	$ 10,827	$ 10,797	$ 10,760	$ 10,426	$ 9,991
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000	$ 11,765	$ 10,965	$ 11,098	$ 12,542	$ 12,553	$ 11,789	$ 10,701	$ 10,814	$ 10,761	$ 10,155